December 12, 2018

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Rimrock Funds Trust: Initial Registration Statement on Form N-1A (File Nos. 333- and 811-23396)

Ladies and Gentlemen:

On behalf of our client, Rimrock Funds Trust (the “Trust”), we are filing the Trust’s initial registration statement on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Trust consists of one series: Rimrock Bond Fund.

Please contact me at (215) 963-4969 should you have any questions or comments.

Sincerely,

/s/ John J. O’Brien
John J. O’Brien, Esq.

Morgan, Lewis & Bockius llp

1701 Market Street
Philadelphia, PA 19103-2921	+1.215.963.5000
United States	+1.215.963.5001